SEWARD & KISSEL LLP
                              1200 G Street, N.W.
                              Washington, DC 20005

                           Telephone: (202) 737-8833
                           Facsimile: (202) 737-5184
                                 www.sewkis.com


                                                        February 4, 2011


VIA EDGAR
---------

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549

         Re:     AllianceBernstein Municipal Income Fund II
                 File Nos. 33-60560 and 811-07618
                 ------------------------------------------


Dear Sir or Madam:

      On behalf of AllianceBernstein Municipal Income Fund II (the "Fund"), we are transmitting a certification pursuant to Rule 497(j) under the Securities Act of 1933. In this regard, we certify that the Prospectus for the Fund that would have been filed under Rule 497(c) does not differ from the one included in the most recent post-effective amendment to the Fund's registration statement. That post-effective amendment was filed electronically with the Securities and Exchange Commission on January 28, 2011.

      A copy of the Statement of Additional Information for the Fund will be filed under Rule 497(c) today.

      Please call me at the above-referenced number if you have any questions regarding the attached.

                                        Sincerely,


                                        /s/ Erin C. Loomis
                                        ------------------
                                        Erin C. Loomis





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